Share-Based Compensation - Summary of Share Units (Performance Share Units) (Parenthetical) (Details) - Performance Share Units [Member] - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 2.0	$ 0.6
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 2.6	$ 1.5